POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS The partnership maintains several defined benefit pension plans within its industrials and infrastructure services segments. These plans are administered in various countries, the most significant of which is in the U.S. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
    The following table shows the changes in the present value of the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets as at December 31, 2021:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2021	2020	2021	2020
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$3,308	$2,927	$104	$106
Defined benefit obligation through business combinations	107	88	6	(1)
Service cost	33	35	2	3
Interest cost	67	83	2	3
Participant contributions	2	2	3	4
Foreign currency exchange differences	(218)	43	(17)	(1)
Actuarial (gain) loss due to financial assumption changes	(123)	297	(6)	6
Actuarial (gain) loss due to demographic assumption changes	15	(27)	(10)	—
Actuarial experience adjustments	16	14	(12)	(5)
Benefits paid from plan assets	(157)	(121)	(1)	(3)
Benefits paid from employer	(16)	(33)	(6)	(8)
Defined benefit obligation at end of year	$3,034	3,308	$65	104

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(2,391)	$(2,194)	$(3)	$(4)
Fair value of plan assets through business combinations	(7)	(62)	—	—
Interest income	(47)	(61)	—	—
Return on plan assets (excluding interest income)	(225)	(147)	—	—
Foreign currency exchange differences	152	(23)	—	—
Employer contributions	(64)	(65)	(4)	(2)
Participant contributions	(2)	(2)	(3)	(2)
Employer direct settlements	1	—	—	—
Benefits paid from plan assets	157	119	1	(1)
Benefits paid from employer	16	32	6	6
Administrative expenses paid from plan assets	10	11	—	—
Insurance premiums for risk benefits	—	1	—	—
Fair value of plan assets at end of year	$(2,400)	$(2,391)	$(3)	$(3)
Net asset at end of year	$(75)	—	$—	$—
Net liability at end of year	$709	$917	$62	$101
    The net liabilities for the defined benefit pension plan and post-employment plan are recorded within accounts payable and other in the consolidated statements of financial position.
    The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2021:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,216	$20	$798	$3,034
Fair value of plan assets	(1,867)	—	(533)	(2,400)
Net liability	$349	$20	$265	$634

Post-employment benefits
Defined benefit obligation	$42	$12	$11	$65
Fair value of plan assets	(3)	—	—	(3)
Net liability	$39	$12	$11	$62
    The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2020:

(US$ MILLIONS)	United States of America	Canada	Other	Total
Defined benefit pension plan
Defined benefit obligation	$2,581	$28	$699	$3,308
Fair value of plan assets	(1,911)	—	(480)	(2,391)
Net liability	$670	$28	$219	$917

Post-employment benefits
Defined benefit obligation	$64	$26	$14	$104
Fair value of plan assets	(3)	—	—	(3)
Net liability	$61	$26	$14	$101
    Amounts recognized in respect of these defined benefit and post-employment plans during the year are as follows:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2021	2020	2021	2020
Amounts recognized in profit and loss
Current service cost	$41	$35	$2	$3
Past service cost	(8)	—	—	—
Net interest expense	20	22	2	3
Administrative expense	10	11	—	—
Total expense recognized in profit and loss	$63	$68	$4	$6

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(225)	$(147)	$—	$—
Actuarial (gains) and losses arising from changes in demographic assumptions	15	(27)	(10)	—
Actuarial (gains) and losses arising from changes in financial assumptions	(123)	297	(6)	6
Actuarial (gains) and losses arising from experience adjustments	16	14	(12)	(5)
Total expense (gain) recognized in other comprehensive income	$(317)	$137	$(28)	$1
Total expense (gain) recognized in comprehensive income	$(254)	$205	$(24)	$7
    The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
    The defined benefit pension plans and post-employment plans expose the partnership to certain actuarial risks such as investment risk, interest rate risk, and compensation risk. The present value of the defined benefit pension plan and post-employment plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The partnership mitigates this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
    The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2021:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$45	$7	$—	$52
Equity instruments	69	833	—	902
Debt instruments	275	946	105	1,326
Real Estate	—	106	—	106
Fixed insurance contracts	16	$1	—	17
Total plan assets	$405	$1,893	$105	$2,403
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
    The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2020:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$21	$7	$—	$28
Equity instruments	1,294	306	6	1,606
Debt instruments	13	400	160	573
Real Estate	—	52	3	55
Derivatives	—	—	2	2
Investment funds	—	—	113	113
Fixed insurance contracts	11	—	6	17
Total plan assets	$1,339	$765	$290	$2,394
____________________________________
(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
Significant Assumptions
    The partnership annually re-evaluates assumptions and estimates used in projecting the defined benefit and post-employment plan liabilities. These assumptions and estimates may affect the carrying value of the defined benefit and post-employment plan liabilities in the partnership’s consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:
Defined benefit plan

	2021	2020
Discount rate	0.2% to 8.0%	0.2% to 8.0%
Rate of compensation increase	0.0% to 5.0%	0.0% to 5.0%
Post-employment plan

	2021	2020
Discount rate	0.9% to 11.2%	0.9% to 11.2%
Health care cost trend on covered charges:
Immediate trend rate	3.5% to 8.0%	3.5% to 8.0%
Ultimate trend rate	3.5% to 8.0%	3.5% to 8.0%
    These assumptions have a significant impact on the defined benefit and post-employment plan liabilities reported in the consolidated statements of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2021:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(387)	1%	$473
Rate of compensation increase	1%	38	1%	(34)

Post-employment plan
Discount rate	1%	$(6)	1%	$7
Health care cost trend rates	1%	1	1%	(1)
    The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2020:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(472)	1%	$528
Rate of compensation increase	1%	$60	1%	$(44)

Post-employment plan
Discount rate	1%	$(9)	1%	$11
Health care cost trend rates	1%	$2	1%	$(1)
    The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2021 and December 31, 2020, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit and post-employment plan obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
    The following table summarizes future planned benefit payments under the partnership’s defined benefit and post-employment plans as at December 31, 2021:

(US$ MILLIONS)	Defined benefit pension plan	Post-employment plan	Total
2022	$122	$4	$126
2023	123	4	127
2024	128	3	131
2025	130	3	133
2026	133	3	136
Thereafter	3,967	80	4,047
Total	$4,603	$97	$4,700